RIGHT-OF-USE ASSETS - Disclosure of detailed information about right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	$ 18,162
Additions during the year: Depreciation and amortization	1,944	$ 1,550	$ 209
Ending Balance	1,929	18,162
Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	20,060	1,246
Additions during the year: New leases	613	1,678
Disposals during the year	(315)
Additions during the year: Termination of leases	(2,011)
Additions during the year: Deconsolidation of Trichome	(13,173)
Additions during the year: Currency translation adjustments	(257)	157
Additions during the year: Initial consolidations		16,979
Ending Balance	4,917	20,060	1,246
Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(1,898)	311
Additions during the year: Termination of leases	(544)
Additions during the year: Deconsolidation of Trichome	(2,174)
Additions during the year: Currency translation adjustments	(49)	37
Additions during the year: Depreciation and amortization	1,944	1,550
Additions during the year: Impairment loss	1,913
Ending Balance	(2,988)	(1,898)	311
Land and buildings [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	17,855
Ending Balance	1,660	17,855
Land and buildings [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	19,514	1,005
Additions during the year: New leases	302	1,408
Disposals during the year	(315)
Additions during the year: Termination of leases	(1,804)
Additions during the year: Deconsolidation of Trichome	(13,130)
Additions during the year: Currency translation adjustments	(225)	145
Additions during the year: Initial consolidations		16,956
Ending Balance	4,342	19,514	1,005
Land and buildings [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(1,659)	194
Additions during the year: Termination of leases	(453)
Additions during the year: Deconsolidation of Trichome	(2,164)
Additions during the year: Currency translation adjustments	(35)	27
Additions during the year: Depreciation and amortization	1,768	1,438
Additions during the year: Impairment loss	1,907
Ending Balance	(2,682)	(1,659)	194
Motor vehicles [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	307
Ending Balance	269	307
Motor vehicles [Member] | Cost [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	546	241
Additions during the year: New leases	311	270
Disposals during the year	0
Additions during the year: Termination of leases	(207)
Additions during the year: Deconsolidation of Trichome	(43)
Additions during the year: Currency translation adjustments	(32)	12
Additions during the year: Initial consolidations		23
Ending Balance	575	546	241
Motor vehicles [Member] | Accumulated depreciation [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Beginning Balance	(239)	117
Additions during the year: Termination of leases	(91)
Additions during the year: Deconsolidation of Trichome	(10)
Additions during the year: Currency translation adjustments	(14)	10
Additions during the year: Depreciation and amortization	176	112
Additions during the year: Impairment loss	6
Ending Balance	$ (306)	$ (239)	$ 117